UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22215

International Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,

San Francisco, California 94120

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

Patrick F. Quan

International Growth and Income Fund

P.O. Box 7650, One Market, Steuart Tower

San Francisco, California 94120

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

International Growth and Income FundSM Investment portfolio March 31, 2013 unaudited

Common stocks 91.63%
		Value
Financials 22.55%	Shares	(000)

AXA SA	8,164,800	$ 140,333
HSBC Holdings PLC (United Kingdom)	7,445,896	79,473
HSBC Holdings PLC (Hong Kong)	4,843,396	51,163
Prudential PLC	7,274,148	117,704
Mizuho Financial Group, Inc.	36,720,000	77,613
Link Real Estate Investment Trust	12,340,000	67,243
Toronto-Dominion Bank	675,600	56,234
Agricultural Bank of China, Class H	117,342,000	56,233
BNP Paribas SA	1,037,530	53,245
Grupo Financiero Santander México, SAB de CV, Class B (ADR)[1]	3,360,000	51,845
Shinsei Bank, Ltd.	22,073,000	49,702
Sampo Oyj, Class A	1,235,000	47,487
Sumitomo Mitsui Financial Group, Inc.	1,165,000	46,711
SEGRO PLC	11,385,000	43,988
Allianz SE	271,650	36,889
Suncorp Group Ltd.	2,904,270	35,748
Sun Hung Kai Properties Ltd.	2,632,131	35,468
Industrial and Commercial Bank of China Ltd., Class H	46,744,500	32,758
Westfield Group	2,565,000	28,981
Zurich Insurance Group AG	104,000	28,928
Fairfax Financial Holdings Ltd.	70,000	27,380
ICICI Bank Ltd.	1,385,000	26,635
Bank of Nova Scotia	429,000	24,955
Sanlam Ltd.	4,210,000	21,569
Bank of the Philippine Islands	8,000,000	21,563
Itaú Unibanco Holding SA, preferred nominative	1,096,400	19,516
Haitong Securities Co., Ltd., Class H1	14,000,000	19,226
Klépierre	400,000	15,711
Credit Suisse Group AG	580,000	15,211
FirstRand Ltd.	4,165,000	14,563
AIA Group Ltd.	2,837,600	12,429
ING Groep NV, depository receipts[1]	1,730,000	12,277
China Life Insurance Co. Ltd., Class H	3,800,000	9,839
Banco Bilbao Vizcaya Argentaria, SA	883,076	7,655
		1,386,275

Consumer discretionary 11.69%

ProSiebenSAT.1 Media AG, nonvoting preferred	2,261,000	80,707
Wolters Kluwer NV	3,456,135	75,460
Virgin Media Inc.	1,096,000	53,671
Honda Motor Co., Ltd.	1,354,000	51,125
Bayerische Motoren Werke AG	583,000	50,296
Toyota Motor Corp.	965,000	49,813
SJM Holdings Ltd.	19,700,000	49,183
Nokian Renkaat Oyj	850,000	37,804
SES SA, Class A (FDR)	1,075,000	33,688
Intercontinental Hotels Group PLC	1,025,733	31,278
OPAP SA	3,495,200	27,596
H & M Hennes & Mauritz AB, Class B	735,000	26,281
Wynn Macau, Ltd.[1]	8,558,000	22,711
HUGO BOSS AG	170,300	19,081
Naspers Ltd., Class N	300,000	18,662
MGM China Holdings Ltd.	7,723,200	16,516
Volkswagen AG, nonvoting preferred	77,560	15,408
Daimler AG	266,000	14,471
Industria de Diseño Textil, SA	100,000	13,253
Cie. Financière Richemont SA, Class A, non-registered shares	147,000	11,530
Christian Dior SA	61,000	10,117
Mediaset SpA	4,580,000	9,351
Tata Motors Ltd., Class A (DVR)	146,245	411
		718,413

Industrials 10.63%

Schneider Electric SA	1,049,032	76,639
Wolseley PLC	1,073,408	53,379
Marubeni Corp.	6,870,000	51,297
Qantas Airways Ltd.[1]	26,011,000	48,349
Andritz AG	652,000	43,739
SGS SA	17,000	41,665
Singapore Technologies Engineering Ltd	11,350,000	39,431
Kubota Corp.	2,680,000	38,086
Meggitt PLC	5,053,300	37,698
Vallourec SA	700,000	33,645
ASSA ABLOY AB, Class B	783,500	31,995
Geberit AG	118,000	29,033
Randstad Holding NV	683,000	27,960
Siemens AG	248,500	26,764
Leighton Holdings Ltd.	900,000	19,250
Abertis Infraestructuras, SA, Class A	1,000,000	16,803
European Aeronautic Defence and Space Co. EADS NV	330,000	16,792
Ryanair Holdings PLC (ADR)	360,000	15,041
Mitsubishi Corp.	333,100	6,167
		653,733

Energy 8.68%

Royal Dutch Shell PLC, Class B	5,004,300	166,132
TOTAL SA	2,319,600	111,057
Enbridge Inc.	1,926,492	89,675
Crescent Point Energy Corp.	1,260,000	47,553
Keyera Corp.	800,000	44,946
Coal India Ltd.	5,500,000	31,280
Paramount Resources Ltd.[1]	700,000	25,833
YPF Sociedad Anónima, Class D (ADR)	1,200,000	17,148
		533,624

Health care 6.99%

Novartis AG	2,243,100	$159,285
AstraZeneca PLC (United Kingdom)	1,475,000	73,943
Sonic Healthcare Ltd.	2,559,801	37,132
GlaxoSmithKline PLC	1,350,000	31,557
Sanofi	306,258	31,116
Roche Holding AG	119,300	27,757
Novo Nordisk A/S, Class B	130,000	21,119
CSL Ltd.	300,000	18,504
Smith & Nephew PLC	1,520,000	17,552
Bayer AG	115,000	11,861
		429,826

Utilities 6.52%

National Grid PLC	10,988,270	127,717
Power Assets Holdings Ltd.	12,028,000	113,499
GDF SUEZ	4,812,249	92,641
Glow Energy PCL	9,200,000	24,190
Enagás, SA	733,281	17,072
CLP Holdings Ltd.	1,550,000	13,578
Snam SpA	1,600,177	7,293
E.ON SE	275,000	4,801
		400,791

Materials 6.27%

Fletcher Building Ltd.	8,817,000	63,234
L’Air Liquide SA, bonus shares[2]	495,511	60,195
Amcor Ltd.	5,125,000	49,527
James Hardie Industries PLC (CDI)	3,730,000	38,881
Syngenta AG	80,800	33,686
PT Semen Indonesia (Persero) Tbk	12,680,000	23,096
Orica Ltd.	880,000	22,406
Givaudan SA	16,300	20,009
Linde AG	107,046	19,901
BASF SE	225,000	19,702
Impala Platinum Holdings Ltd.	1,241,352	18,279
Rio Tinto PLC	355,000	16,639
		385,555

Information technology 6.01%

Taiwan Semiconductor Manufacturing Co. Ltd.	40,641,506	136,593
Quanta Computer Inc.	32,908,835	73,186
STMicroelectronics NV	9,315,000	71,634
ASM Pacific Technology Ltd.	2,851,300	31,332
Nintendo Co., Ltd.	214,400	23,023
Baidu, Inc., Class A (ADR)[1]	165,000	14,470
ASML Holding NV	200,000	13,450
Infineon Technologies AG	736,500	5,815
		369,503

Telecommunication services 5.86%

Advanced Info Service PCL	8,720,500	71,467
Vodafone Group PLC	17,762,052	50,357
MTN Group Ltd.	2,533,000	44,416
HKT Trust, units	41,095,000	41,135
SOFTBANK CORP.	656,400	30,258
BT Group PLC	5,779,000	24,409
Portugal Telecom, SGPS, SA	3,915,700	19,393
Hellenic Telecommunications Organization SA1	2,970,200	17,969
Swisscom AG	37,000	17,108
Taiwan Mobile Co., Ltd.	4,572,000	15,519
France Télécom SA	1,525,800	15,430
Koninklijke KPN NV	3,776,528	12,701
		360,162

Consumer staples 5.73%

British American Tobacco PLC	1,820,800	97,572
Nestlé SA	775,000	56,013
Casino, Guichard-Perrachon SA	341,000	35,830
Imperial Tobacco Group PLC	675,000	23,578
Kimberly-Clark de México, SAB de CV, Class A	6,507,900	22,707
Wesfarmers Ltd.	500,000	20,931
Coca-Cola Amatil Ltd.	1,179,271	17,905
Unilever NV, depository receipts	423,000	17,325
Anheuser-Busch InBev NV	169,000	16,733
ITC Ltd.	2,475,000	14,092
Shoprite Holdings Ltd.	631,000	12,525
Coca-Cola Hellenic Bottling Co. SA	374,000	10,018
AMOREPACIFIC Corp.	8,000	7,025
		352,254

Miscellaneous 0.70%

Other common stocks in initial period of acquisition		42,922
Total common stocks (cost: $4,717,757,000)		5,633,058

Preferred stocks 0.22%

Financials 0.22%

HSBC Holdings PLC, Series 2, 8.00%	472,795	13,348
Total preferred stocks (cost: $12,000,000)		13,348

Convertible securities 1.17%

Consumer staples 0.93%

Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZAR423,482	57,141

Financials 0.24%

Bank of Ireland, convertible notes 10.00% 2016	€11,000	14,518
Total convertible securities (cost: $74,492,000)		71,659

Bonds & notes 2.19%
	Principal amount	Value
Telecommunication services 1.08%	(000)	(000)

Hellenic Telecommunications Organization SA 4.625% 2016	€40,000	$ 46,910
NII Capital Corp. 8.875% 2019	$ 4,775	3,617
NII Capital Corp. 7.625% 2021	18,825	13,648
Digicel Group Ltd. 12.00% 2014[3]	2,000	2,125
		66,300

Financials 0.58%

Oversea-Chinese Banking Corp., junior subordinated 4.00% (undated)	S$19,000	15,536
Société Générale, junior subordinated 6.999% (undated)[4]	€6,200	7,847
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)[3,4]	$ 5,410	6,911
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[3]	430	458
Westfield Group 5.70% 2016[3]	4,540	5,196
		35,948

Consumer staples 0.25%

British American Tobacco International Finance PLC 8.125% 2013[3]	12,159	12,703
British American Tobacco International Finance PLC 9.50% 2018[3]	2,000	2,778
		15,481

Bonds & notes of governments outside the U.S. 0.25%

Greek Government 2.00%/4.30% 2023[5]	€1,535	948
Greek Government 2.00%/4.30% 2024[5]	1,535	902
Greek Government 2.00%/4.30% 2025[5]	1,535	860
Greek Government 2.00%/4.30% 2026[5]	1,535	821
Greek Government 2.00%/4.30% 2027[5]	1,535	790
Greek Government 2.00%/4.30% 2028[5]	1,535	765
Greek Government 2.00%/4.30% 2029[5]	1,535	754
Greek Government 2.00%/4.30% 2030[5]	1,535	743
Greek Government 2.00%/4.30% 2031[5]	1,535	727
Greek Government 2.00%/4.30% 2032[5]	1,535	728
Greek Government 2.00%/4.30% 2033[5]	1,535	721
Greek Government 2.00%/4.30% 2034[5]	1,535	712
Greek Government 2.00%/4.30% 2035[5]	1,535	711
Greek Government 2.00%/4.30% 2036[5]	1,535	707
Greek Government 2.00%/4.30% 2037[5]	1,535	715
Greek Government 2.00%/4.30% 2038[5]	1,535	707
Greek Government 2.00%/4.30% 2039[5]	1,535	706
Greek Government 2.00%/4.30% 2040[5]	1,535	712
Greek Government 2.00%/4.30% 2041[5]	1,535	712
Greek Government 2.00%/4.30% 2042[5]	1,535	705
		15,146

Consumer discretionary 0.03%

DaimlerChrysler North America Holding Corp. 6.50% 2013	$ 1,990	2,064
Total bonds & notes (cost: $117,512,000)		134,939

Short-term securities 4.65%

Fannie Mae 0.09%–0.18% due 5/20–9/16/2013	60,150	60,132
Federal Home Loan Bank 0.09%–0.125% due 4/12–5/24/2013	37,600	37,597
Nestlé Finance International Ltd. 0.12% due 5/9/2013	28,900	28,896
Commonwealth Bank of Australia 0.20% due 4/4/2013[3]	28,750	28,749
Toyota Credit Canada Inc. 0.14% due 4/9/2013	25,000	25,000
Nordea North America, Inc. 0.19% due 5/22/2013	25,000	24,994
U.S. Treasury Bill 0.098% due 4/18/2013	23,600	23,599
Freddie Mac 0.13% due 5/20/2013	22,300	22,298
KFW 0.15% due 4/11/2013[3]	15,900	15,899
Bank of Nova Scotia 0.08% due 4/1/2013	10,900	10,900
Federal Farm Credit Banks 0.17% due 6/25/2013	7,800	7,798
Total short-term securities (cost: $285,856,000)		285,862
Total investment securities (cost: $5,207,617,000)		6,138,866
Other assets less liabilities		8,368
Net assets		$6,147,234

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.

2 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $60,195,000, which represented .98% of the net assets of the fund.

3 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $74,819,000, which represented 1.22% of the net assets of the fund.

4 Coupon rate may change periodically.

5 Step bond; coupon rate will increase at a later date.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the table on the next page. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2013 (dollars in thousands):

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$1,386,275	$ —	$—	$1,386,275
Consumer discretionary	718,413	—	—	718,413
Industrials	653,733	—	—	653,733
Energy	533,624	—	—	533,624
Health care	429,826	—	—	429,826
Utilities	400,791	—	—	400,791
Materials	325,360	60,195	—	385,555
Information technology	369,503	—	—	369,503
Telecommunication services	360,162	—	—	360,162
Consumer staples	352,254	—	—	352,254
Miscellaneous	42,922	—	—	42,922
Preferred stocks	—	13,348	—	13,348
Convertible securities	—	71,659	—	71,659
Bonds & notes	—	134,939	—	134,939
Short-term securities	—	285,862	—	285,862
Total	$5,572,863	$566,003	$—	$6,138,866

*Securities with a market value of $4,255,473,000, which represented 69.23% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,125,259
Gross unrealized depreciation on investment securities	(206,881)
Net unrealized appreciation on investment securities	918,378
Cost of investment securities for federal income tax purposes	5,220,488

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

DVR = Differential Voting Rights

FDR = Fiduciary Depositary Receipts

€ = Euros

S$ = Singapore dollars

ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-034-0513O-S32794

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERNATIONAL GROWTH AND INCOME FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 29, 2013

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: May 29, 2013